PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INCOME
Interest on loans									$ 3,148	$ 3,460	$ 3,342
Total income	$ 1,317	$ 1,313	$ 1,459	$ 1,665	$ 2,087	$ 2,640	$ 2,771	$ 2,987	5,754	10,485	12,054
OTHER OPERATING EXPENSE	958	936	876	880	962	884	870	847	3,650	3,563	3,790
Income before income taxes	338	356	478	569	520	843	921	1,076	1,741	3,360	3,727
Income tax (benefit) expense	82	91	123	149	175	218	194	283	445	870	932
NET INCOME	$ 256	$ 265	$ 355	$ 420	$ 345	$ 625	$ 727	$ 793	1,296	2,490	2,795
Parent Company [Member]
INCOME
Interest on loans									86	111	109
Interest on certificates of deposit									8	24
Interest on investment securities available for sale									21	12
Dividend from subsidiary									1,075	2,275	2,450
Interest-earning deposits with subsidiary bank									2	2	3
Total income									1,192	2,424	2,562
OTHER OPERATING EXPENSE									129	134	129
Income before equity in undistributed earnings of subsidiary									1,063	2,290	2,433
Equity in undistributed earnings of subsidiary									229	204	329
Income before income taxes									1,292	2,494	2,762
Income tax (benefit) expense									(4)	4	(33)
NET INCOME									$ 1,296	$ 2,490	$ 2,795